Financial instruments	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

December 31, 2024	Carrying amount	Fair value	Level 1	Level 2
Long-term investments carried at fair value	$2,058	$2,058	$2,058	$—
Other receivables	688	578	—	578
Derivative instruments:
Interest rate swaps designated as a hedge	108,296	108,296	—	108,296
Commodity contracts for regulatory operations	170	170	—	170
Total derivative instruments	108,466	108,466	—	108,466
Total financial assets	$111,212	$111,102	$2,058	$109,044
Long-term debt	$6,207,040	$6,135,519	$1,922,563	$4,212,956
Convertible debentures	250	249	249	—
Derivative instruments:
Interest rate swaps designated as hedges	19,089	19,089	—	19,089
Commodity contracts for regulated operations	334	334	—	334
Total derivative instruments	19,423	19,423	—	19,423
Total financial liabilities	$6,226,713	$6,155,191	$1,922,812	$4,232,379
23.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2023	Carrying amount	Fair value	Level 1	Level 2
Long-term investments carried at fair value	$1,054,665	$1,054,665	$1,054,665	$—
Other receivables	726	611	—	611
Derivative instruments:
Interest rate swaps designated as a hedge	72,936	72,936	—	72,936
Interest rate cap not designated as a hedge	1,854	1,854	—	1,854
Total derivative instruments	74,790	74,790	—	74,790
Total financial assets	$1,130,181	$1,130,066	$1,054,665	$75,401
Long-term debt	$7,500,155	$6,452,209	$1,824,103	$4,628,106
Convertible debentures	230	276	276	—
Derivative instruments:
Cross-currency swap designated as a cash flow hedge	5,547	5,547	—	5,547
Interest rate swaps designated as a hedge	11,790	11,790	—	11,790
Commodity contracts for regulated operations	2,564	2,564	—	2,564
Currency forward contract designated as net investment hedge	6,779	6,779	—	6,779
Total derivative instruments	26,680	26,680	—	26,680
Total financial liabilities	$7,527,065	$6,479,165	$1,824,379	$4,654,786
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of December 31, 2024 and December 31, 2023 due to the short-term maturity of these instruments.
The fair value of the investment in Atlantica (Level 1) is measured at the closing price on the NASDAQ stock exchange.
The fair value of development loans and other receivables (Level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company’s Level 1 fair value of long-term debt is measured at the closing price on the New York Stock Exchange and the Canadian over-the-counter closing price. The Company’s Level 2 fair value of long-term debt at fixed interest rates has been determined using a discounted cash flow method and current interest rates. The Company's Level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The Company’s Level 2 fair value derivative instruments primarily consist of swaps, options and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company does not hold Level 3 financial instruments.
(b)Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
23.Financial instruments (continued)
(b)Derivative instruments (continued)
(i)Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated natural gas and electric service territories. The Company’s strategy is to minimize fluctuations in natural gas sale prices to regulated customers. As at December 31, 2024, the commodity volume, in dekatherms, associated with the above derivative contracts is 1,784,301.
The accounting for these derivative instruments is subject to guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity cost adjustments. As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
(ii)Cash flow hedges
The Company mitigates the risk that interest rates will increase over the life of certain term loan facilities by entering into the following interest rate swap contracts. For an interest rate swap or cross-currency interest rate swap designated as hedging the exposure to variable cash flows of a future transaction, the effective portion of this derivative's gain or loss is initially reported as a component of OCI and subsequently reclassified into earnings once the future transaction impacts earnings. Amounts for interest rate contracts are reclassified to earnings as interest expense over the term of the related debt.

Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350,000	July 2029	$350,000 subordinated unsecured notes
Cross-currency interest rate swap	C$	400,000	January 2032	C$400,000 subordinated unsecured notes
Forward-starting interest rate swap		$750,000	April 2032	$750,000 subordinated unsecured notes
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge held by continuing and discontinued operations:

	2024	2023
Effective portion of cash flow hedge	$79,381	$57,351
Amortization of cash flow hedge	(2,516)	(6,173)
Amounts reclassified from AOCI	(24,614)	8,309
OCI attributable to shareholders of AQN	$52,251	$59,487
The Company expects $4,176 of unrealized losses currently in AOCI to be reclassified, net of taxes, into investment loss, interest expense and derivative gains, within the next 12 months, as the underlying hedged transactions settle.
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $49,016 for the year ended December 31, 2024 (2023 - loss of $12,330) was recorded in OCI.
23.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)Foreign exchange hedge of net investment in foreign operation (continued)
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes issued on such date, to effectively convert the $350,000 U.S. dollar-denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates was recognized each period in the consolidated statements of operations as loss on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment and is expected to be reclassified to profit and loss as part of the gains (losses) on disposition of the net investment in its Canadian subsidiary, which has been reclassified to discontinued operations. A foreign currency gain of $5,848 for the year ended December 31, 2024 (2023 - $6,976) was recorded in OCI.
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives and risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes. For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2024	2023
Amortization of cash flow hedge	$2,516	$6,173
Unrealized loss on commodity contracts	(1,687)	(1,609)
Gain on derivative financial instruments	$829	$4,564
(c)Supplier financing programs
In the normal course of business, the Company enters into supplier financing programs under which the suppliers can voluntarily elect to sell their receivables. The Company agrees to pay, on the invoice maturity date, the stated amount of the invoices that the Company has confirmed through the execution of bills of exchange. The terms of the trade payable arrangement are consistent with customary industry practice and are not impacted by the supplier’s decision to sell amounts under these arrangements.
23.Financial instruments (continued)
(c)Supplier financing programs (continued)
The roll forwards of the Company's outstanding obligations confirmed as valid under its supplier finance programs for the years ended December 31, 2024 and 2023, are as follows:

	2024	2023
Confirmed obligations outstanding at the beginning of the year	$62,173	$16,785
Invoices confirmed during the year	18,373	90,780
Confirmed invoices paid during the year	—	(45,392)
Confirmed obligations outstanding at the end of the year	$80,546	$62,173